Document and Entity Information	Jan. 04, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001492298
Document Type	8-K
Document Period End Date	Jan. 04, 2023
Entity Registrant Name	SABRA HEALTH CARE REIT, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-34950
Entity Tax Identification Number	27-2560479
Entity Address, Address Line One	18500 Von Karman Avenue
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	(888)
Local Phone Number	393-8248
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	SBRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false